Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

6.	PROPERTY AND EQUIPMENT

At December 31, 2018 and December 31, 2017, property and equipment were comprised of the following:

	December 31, 2018	December 31, 2017
Furniture and fixtures (5 to 7 years)	$11,661	$6,857
Machinery and equipment (5 to 7 years)	36,969	35,919
Computer and software (3 to 5 years)	88,021	94,761
Auto and truck (5 to 7 years)	785,979	250,044
Leasehold improvements (life of lease)	34,788	40,608
	957,418	428,189
Less accumulated depreciation	480,982	325,616
	$476,436	$102,573

Depreciation expense for the years ended December 31, 2018 and 2017 was $145,606 and $31,985, respectively.